Federated Hermes Managed Volatility Fund II Shareholder Fees - Service Shares [Member] - Federated Hermes Managed Volatility Fund II - S	Feb. 28, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage)
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)
Redemption Fee (as a percentage of Amount Redeemed)
Exchange Fee (as a percentage of Amount Redeemed)